Convertible Preferred Stock and Stockholders' Deficit - Additional Information (Detail) (USD $)	4 Months Ended	9 Months Ended		12 Months Ended	1 Months Ended
	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Oct. 31, 2014	Mar. 31, 2014
Class of Stock [Line Items]
Convertible preferred stock, conversion terms		The stockholders of Nina, Pinta and Santa Maria exchanged three shares of each company's preferred stock for one share of Atara preferred stock (a collective nine-for-one basis).
Proceeds From Issuance Of Convertible Preferred Stock	$ 5,000,000	$ 13,500,000	$ 15,087,000	$ 53,587,000
Convertible preferred stock, settlement terms		Each share of convertible preferred stock, subject to certain anti-dilution adjustments, will be automatically converted into one fully paid and nonassessable share of common stock at the applicable conversion rate upon the earlier of (i) an initial public offering with a pre-initial public offering valuation that results in a price to the public of at least three times the Series B issue price (reduced to 1.6 times following the Recapitalization-see Note 2)
Subsequent Event | IPO
Class of Stock [Line Items]
Convertible preferred stock, issuance per share					$ 11.00
Preferred stock conversion into common stock					12,298,515
Additional Paid in Capital, Preferred Stock					74,600,000
Minimum Proceed That Triggers Automatic Conversion To Common Stock
Class of Stock [Line Items]
Proceeds From Issuance Of Convertible Preferred Stock		30,000,000
Series A Convertible Preferred Stock
Class of Stock [Line Items]
Convertible preferred stock, issuance per share		$ 1.300
Preferred stock, liquidation preference per share						$ 3.900
Noncumulative annual dividends		8.00%
Convertible preferred stock, liquidation preference	20,087,750	20,087,750		20,087,750
Series A Convertible Preferred Stock | Nina
Class of Stock [Line Items]
Convertible preferred stock, issuance per share		$ 0.152
Series A Convertible Preferred Stock | Pinta
Class of Stock [Line Items]
Convertible preferred stock, issuance per share		$ 0.650
Series A Convertible Preferred Stock | Santa Maria
Class of Stock [Line Items]
Convertible preferred stock, issuance per share		$ 0.498
Series B Convertible Preferred Stock
Class of Stock [Line Items]
Convertible preferred stock, issuance per share		$ 2.653
Preferred stock, liquidation preference per share						$ 7.960
Noncumulative annual dividends		8.00%
Convertible preferred stock, liquidation preference	52,000,000	52,000,000		52,000,000
Series B Convertible Preferred Stock | Nina
Class of Stock [Line Items]
Convertible preferred stock, issuance per share		$ 0.173
Series B Convertible Preferred Stock | Pinta
Class of Stock [Line Items]
Convertible preferred stock, issuance per share		$ 1.240
Series B Convertible Preferred Stock | Santa Maria
Class of Stock [Line Items]
Convertible preferred stock, issuance per share		$ 1.240
Series A One Convertible Preferred Stock
Class of Stock [Line Items]
Convertible preferred stock, issuance per share		$ 1.500
Preferred stock, liquidation preference per share						$ 4.875
Noncumulative annual dividends		8.00%
Convertible preferred stock, liquidation preference	$ 3,000,000	$ 3,000,000		$ 3,000,000
Series A One Convertible Preferred Stock | Nina
Class of Stock [Line Items]
Convertible preferred stock, issuance per share		$ 0.310
Series A One Convertible Preferred Stock | Pinta
Class of Stock [Line Items]
Convertible preferred stock, issuance per share		$ 0.734
Series A One Convertible Preferred Stock | Santa Maria
Class of Stock [Line Items]
Convertible preferred stock, issuance per share		$ 0.455
Convertible Preferred Stock
Class of Stock [Line Items]
Dividends declared		$ 0